Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax rate	7.00%	31.00%
Income tax statutory tax rate	25.00%
Operating loss carryforwards, valuation allowance	$ 86,067	$ 35,001
ZDSE [Member]
Income tax preferential tax rate	10.00%	10.00%
Hong Kong [Member]
Income tax rate	16.50%	16.50%
PRC [Member]
Income tax rate	25.00%